Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2016
Accumulated Other Comprehensive Income
19. Accumulated Other Comprehensive Income

	December 31,	December 31,
	2016	2015
	(in thousands)
Currency translation adjustments	$(70,154)	$(57,315)
Currency impact on long term funding (Net of tax)	(13,912)	(5,484)
Actuarial loss on defined benefit pension plan (note 9)	(5,905)	(3,420)
Unrealized capital gain/(loss) – investments (note 3)	(23)	(34)
Net realized gain on interest rate hedge	3,694	4,617
Total	$(86,300)	$(61,636)